As filed with the Securities and Exchange Commission on September 16, 2020

1933 Act:  Registration No.  333-52965

1940 Act:   Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No. ☐
Post-Effective Amendment No.  68 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 76 ☒

UBS SERIES FUNDS
[Exact Name of Registrant as Specified in Charter]

1285 Avenue of the Americas
New York, New York  10019-6028
(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (212) 821-3000

KEITH A. WELLER, ESQ.
UBS Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.
Dechert LLP
Three Bryant Park

1095 Avenue of the Americas
New York, N.Y.  10036-6797

Telephone: (212) 698-3500

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☒  Immediately upon filing pursuant to Rule 485(b)

☐  On                 , pursuant to Rule 485(b)

☐  60 days after filing pursuant to Rule 485(a)(1)

☐  On                 , pursuant to Rule 485(a)(1)

☐  75 days after filing pursuant to Rule 485(a)(2)

☐  On                 , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund, UBS Prime Reserves Fund, UBS Select Government Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Tax-Free Investor Fund, UBS Prime Investor Fund, UBS Select Government Investor Fund, UBS Select ESG Prime Investor Fund, UBS RMA Government Money Market Fund, UBS Liquid Assets Government Fund and Class A, Class P, and Class I Shares of UBS Ultra Short Income Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 16th day of September, 2020.

UBS SERIES FUNDS

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Alan S. Bernikow	Trustee	September 16, 2020
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 16, 2020
Richard R. Burt*

/s/ Meyer Feldberg	Trustee and Chairman of the Board of Trustees	September 16, 2020
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 16, 2020
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 16, 2020
Heather R. Higgins*

/s/ Joanne M. Kilkeary	Vice President, Treasurer and	September 16, 2020
Joanne M. Kilkeary	Principal Accounting Officer

/s/ Igor Lasun	President	September 16, 2020
Igor Lasun**

*                               Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**                        Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 19, 2018 and incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2018.

SIGNATURES

Master Trust, on behalf of its series, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund, Prime CNAV Master Fund, Government Master Fund and ESG Prime Master Fund, has duly caused this Post-Effective Amendment to the Registration Statement for UBS Series Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 16th day of September, 2020.

MASTER TRUST, on behalf of its series, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund, Prime CNAV Master Fund, Government Master Fund and ESG Prime Master Fund

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment for UBS Series Funds has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Alan S. Bernikow	Trustee	September 16, 2020
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	September 16, 2020
Richard R. Burt*

/s/ Meyer Feldberg	Trustee and Chairman of the Board of Trustees	September 16, 2020
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	September 16, 2020
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	September 16, 2020
Heather R. Higgins*

/s/ Joanne M. Kilkeary	Vice President, Treasurer and	September 16, 2020
Joanne M. Kilkeary	Principal Accounting Officer

/s/ Igor Lasun	President	September 16, 2020
Igor Lasun**

*                               Signatures affixed by Stephen H. Bier pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

**                        Signature affixed by Stephen H. Bier pursuant to Power of Attorney dated November 19, 2018 and incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2018.

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase